Mortgage Banking Activities, Noninterest Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Servicing fees:
Contractually specified servicing fees	$ 4,037	$ 4,285	$ 4,442
Late charges	198	203	216
Ancillary fees	288	319	343
Unreimbursed direct servicing costs	(625)	(694)	(1,074)
Net servicing fees	3,898	4,113	3,927
Changes in fair value of MSRs carried at fair value:
Net changes in valuation model inputs or assumptions	214	(2,122)	3,398
Other changes in fair value	(2,084)	(1,909)	(2,242)
Total changes in fair value	(1,870)	(4,031)	1,156
Amortization	(258)	(254)	(254)
Net derivative gains (losses) from economic hedges related to mortgage servicing activities	671	3,509	(2,909)
Total servicing income, net	2,441	3,337	1,920
Net gains on mortgage loan origination/sales activities	4,060	3,044	6,854
Total mortgage banking noninterest income	6,501	6,381	8,774
Market-related valuation changes to MSRs, net of hedge results	$ 885	$ 1,387	$ 489